Investment in operating joint venture (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
	December 31, 2012	December 31, 2011
Unlisted equity investment, at cost	$8,138,675	$8,138,675
Share of loss and other comprehensive
loss, net of dividend received	(12,946,118)	(12,946,118)
Loan advances	65,746,777	65,746,777
	$60,939,334	$60,939,334
Less: Forfeiture of investment fund	(754,979)	(754,979)
Provision for impairment on investment	(9,806,150)	(9,806,150)
Disposal of investment	(50,378,205)	-
	$-	$50,378,205